Condensed Interim Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Basic and diluted loss per ordinary share	$ (0.46)	$ (4.40)
Weighted-average number of ordinary shares	63,341,817	9,596,666